497(e)
                                                                       333-64749

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 10, 2007 TO THE MAY 29, 2007 PROSPECTUS FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses, dated May 29, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

NEW JERSEY

Effective September 10, 2007, the information in the Appendix entitled "State contract availability and/or variations of certain features and benefits" regarding contract variations in New Jersey is deleted in its entirety.














    Accumulator(R) is issued by and is a service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors,
          LLC and AXA Distributors, LLC. 1290 Avenue of the Americas,
                              New York, NY 10104.



       (c)2007 AXA Equitable Life Insurance Company. All rights reserved.



                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

IM-09-03 (9/07)                                                  139548 (9/07)
Accum 07/NewBiz                                                         x01755

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 10, 2007 TO THE MAY 29, 2007
ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT (SM) CONTRACTS
--------------------------------------------------------------------------------


This supplement modifies certain information in each of the above-referenced Prospectus and Statement of Additional Information dated May 29, 2007, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The following information has been added to the state table in "Appendix VII ("Appendix VI" for Accumulator(R) Select (SM)) -- State contract availability and/or variations of features and benefits" of the Prospectus, as noted:


------------------------------------------------------------------------------------------------------------------------------------
 State   Features and Benefits                                Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
TEXAS    See "Annual administrative charge" in "Charges and   The annual administrative charge will not be deducted from
         expenses"                                            amounts allocated to the Guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------














     Accumulator(R) is issued by and is a service mark of AXA Equitable Life
         Insurance Company (AXA Equitable). Co-distributed by affiliates
 AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New
                                 York, NY 10104.



       (C) 2007 AXA Equitable Life Insurance Company. All rights reserved.
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234


IM-09-02 (9/07)                                                    139547 (9/07)
Accum 07/NEWBIZ                                                           x01796